RELATED PARTY TRANSACTIONS (Transactions Between Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party transactions [abstract]
Revenue from sale of goods and services, related party transactions	$ 342,560	$ 949,225	$ 1,148,102
Purchases of goods and services, related party transactions	699,323	807,079	683,092
Finance income (expense) with related parties	11,506	7,322	5,243
Dividends received	34,841	15,493	82,122
Other income (expense), related party transactions	3,149	3,982	1,908
Outstanding balances for related party transactions [abstract]
Amounts receivable, related party transactions	120,554	119,153
Non-consolidated parties
Related party transactions [abstract]
Revenue from sale of goods, related party transactions	163,591	720,137	950,792
Revenue from rendering of services, related party transactions	168	177	178
Purchases of goods, related party transactions	491,011	643,494	508,784
Services received, related party transactions	23,574	13,735	10,279
Finance income (expense) with related parties	12,263	8,298	6,256
Dividends received	34,841	15,493	82,122
Other income (expense), related party transactions	1,396	3,300	1,029
Outstanding balances for related party transactions [abstract]
Amounts receivable, related party transactions	143,292	180,476
Advances to suppliers	2,843	4,851
Amounts payable, related party transactions	(149,562)	(91,172)
Other related parties
Related party transactions [abstract]
Revenue from sale of goods, related party transactions	174,869	224,698	195,636
Revenue from rendering of services, related party transactions	3,932	4,213	1,496
Purchases of goods, related party transactions	81,404	70,951	65,964
Services received, related party transactions	103,334	78,899	98,065
Finance expense lease contracts with related parties	(757)	(976)	(1,013)
Other income (expense), related party transactions	1,753	682	$ 879
Outstanding balances for related party transactions [abstract]
Amounts receivable, related party transactions	29,402	43,765
Advances to suppliers	123,921	3,683
Amounts payable, related party transactions	(27,963)	(20,163)
Lease liabilities with other related parties	$ (1,379)	$ (2,287)